Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2025
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate

	(Dollars in Thousands)
December 31, 2025 term:
Overnight agreements	$772,719	$705,788	$572,895	3.02%
1 to 29 days	17,150	15,778	11,579	3.85
30 to 90 days	—	—	—	—
Over 90 days	2,084	2,066	1,070	2.75
Total	$791,953	$723,632	$585,544	3.03%
December 31, 2024 term:
Overnight agreements	$775,760	$687,091	$523,152	3.09%
1 to 29 days	15,872	13,604	11,100	4.75
30 to 90 days	—	—	—	—
Over 90 days	1,914	1,871	1,070	4.00
Total	$793,546	$702,566	$535,322	3.12%